OTHER EXPENSES (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER EXPENSES (INCOME), NET [Abstract]
Schedule of Other Expenses (Income)

	Year ended December 31,
	2013	2012	2011

Legal settlement (*)	$-	$-	$31,000
Impairment of intangibles assets (see also Note 9)	323	3,370	123
Impairment of goodwill (see also Note 2m)	-	450	-
Reevaluation of contingent consideration	1,209	(1,836)	(8,830)
Impairment of investment in an affiliated company (**) (see also Note 7)	1,000	200	9,387
Gain from loss of control (see also Note 7)	(7,273)	-	-
Other	118	105	528

Total	$(4,623)	$2,289	$32,208